Shareholders' Equity - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Nov. 30, 2018	Nov. 30, 2017
Equity [Abstract]
Cumulative foreign currency translation adjustments, net	$ (1,875)	$ (1,675)
Unrecognized pension expenses	(56)	(94)
Net losses on cash flow derivative hedges	(19)	(13)
Accumulated other comprehensive (loss) income	$ (1,949)	$ (1,782)